Other Intangible Assets - Others (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€)
Other Intangible Assets
Other intangible assets	€ 1,636,950	€ 1,557,650		€ 1,433,534
Intangible asset purchase commitments	431	9
Profit (loss) incurred on disposals of intangible assets	30	0
Plasma center licenses
Other Intangible Assets
Other intangible assets	29,394	27,351
Regulatory milestones - initial payment
Other Intangible Assets
Other intangible assets | $			$ 30.0
Regulatory milestones - additional payment
Other Intangible Assets
Other intangible assets | $			$ 17.5
Development costs in progress
Other Intangible Assets
Other intangible assets	432,534	350,626
Self-constructed
Other Intangible Assets
Other intangible assets	€ 34,034	€ 32,548